Asset Retirement Provision	12 Months Ended
Dec. 31, 2021
Disclosure of Asset Retirement Provision [Abstract]
ASSET RETIREMENT PROVISION

NOTE 17: ASSET RETIREMENT PROVISION

As of December 31, 2021, the Company estimated the costs of restoring its leased premises to their original state at the end of their respective lease terms to be $391, discounted to present value of $319 using a discount rate of 8% over the lease periods, which were estimated to range from one to seven years depending on the location. An amount of $80 was reclassified from asset retirement provision to trade payables and accrued liabilities as the obligation is expected to come due within 12 months.